Tax - Net deferred tax assets/liabilities by type (Details 3) - CHF (SFr) SFr in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Net deferred tax assets
Deferred tax assets	SFr 4,020	SFr 4,157		SFr 4,020		SFr 4,399
Net operating loss carry-forwards, after allocation of valuation allowances	1,445	1,505		1,445
Temporary differences	2,575	2,652		2,575
Deferred tax liabilities	646	977		646		523
Deferred Tax Assets (Liabilities), Net	3,374	SFr 3,180		3,374
Accumulated undistributed earnings from foreign subsidiaries	SFr 16,500			SFr 16,500
Effective tax rate
Effective tax rate (as a percent)	25.20%	(9.20%)	28.00%	10.20%	28.70%
Minimum
Net deferred tax assets
Decrease in Unrecognized Tax Benefits is Reasonably Possible	SFr 0			SFr 0
Maximum
Net deferred tax assets
Decrease in Unrecognized Tax Benefits is Reasonably Possible	39			39
Bank
Net deferred tax assets
Deferred tax assets	3,959			3,959		4,337
Net operating loss carry-forwards, after allocation of valuation allowances	1,410			1,410		1,437
Temporary differences	2,549			2,549		2,900
Deferred tax liabilities	238			238		167
Deferred Tax Assets (Liabilities), Net	3,721			3,721		SFr 4,170
Accumulated undistributed earnings from foreign subsidiaries	15,900			SFr 15,900
Effective tax rate
Effective tax rate (as a percent)				9.50%	31.00%
Bank | Minimum
Net deferred tax assets
Decrease in Unrecognized Tax Benefits is Reasonably Possible	0			SFr 0
Bank | Maximum
Net deferred tax assets
Decrease in Unrecognized Tax Benefits is Reasonably Possible	SFr 39			SFr 39